Contract Liabilities (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Shortterm contract liabilities			€ 548
Longterm contract liabilities			1,673
Total contract liabilities			2,221
Revenue to be recognized			7,915
Milestone payment			0
BI
Disclosure of disaggregation of revenue from contracts with customers [line items]
Shortterm contract liabilities			436
Longterm contract liabilities			1,673
Total contract liabilities			2,109
Revenue to be recognized			7,718
Contract liabilities reversed	€ 2,100	€ 2,200
Milestone payment			2,500
Milestone payment recognized in revenue		€ 700	200
Contract liabilities booked			1,800
Contract liabilities related to research fees			300
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Shortterm contract liabilities			15
Total contract liabilities			15
Revenue to be recognized			100
Milestone payment				€ 0
Contract liabilities related to research fees			15
EnyoParma
Disclosure of disaggregation of revenue from contracts with customers [line items]
Shortterm contract liabilities			97
Total contract liabilities			97
Revenue to be recognized			97
Contract liabilities related to research fees			€ 100